Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	8,994,920	2,739,315	2,078,271
Common stock, shares outstanding	8,994,920	2,739,315	2,078,271
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	3,600,000	3,600,000	3,600,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series C Redeemable Preferred Stock [Member]
Temporary equity, par value	$ 0.01	$ 0.01	$ 0.01
Temporary equity, shares authorized	100,000	100,000	100,000
Temporary equity, shares issued	0	0	0
Temporary equity, shares outstanding	0	0	0